Related Party Transactions (Details) - USD ($)							1 Months Ended					3 Months Ended		9 Months Ended	11 Months Ended
	Mar. 08, 2022	Oct. 29, 2021	Sep. 21, 2021	Mar. 05, 2021	Feb. 03, 2021	Feb. 02, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 25, 2021	Sep. 24, 2021	Sep. 21, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Aug. 04, 2022
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)							$ 5.96					$ 5.96		$ 5.96	$ 5.96
Fair value of founder shares														$ 9,680,000	$ 9,680,000
Other expenses											$ 15,000
Borrowed under the promissory note										$ 188,805
Working capital aggregate	$ 500,000							$ 250,000
Rental Fees															48,000
Compensation services															40,000
Sponsor forfeited (in Shares)		381,250
Warrant description														The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Working Capital Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.
Working capital note							$ 125,000
Description of Working capital note														In addition to the Working Capital Note, in order to finance transaction costs in connection with an Initial Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but, except as set forth above, are not obligated to, make Working Capital Loans to the Company as may be required on a non-interest basis. Up to an aggregate of $1,500,000 outstanding under the Working Capital Loans may be convertible into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant at the option of the lender, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans, unless they are converted into warrants. In the event that an Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans.
Outstanding under working capital loans							125,000					$ 125,000		$ 125,000	0
Office space, utilities, secretarial and administrative support service			$ 15,000												8,500
Administrative service fees												45,000	$ 4,500	135,000	4,500
Due to related party							60,000					60,000		60,000	4,500
Compensation services												37,500		112,500
Due to the COS							$ 50,000					$ 50,000		$ 50,000	0
Private Placement warrant [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans															$ 1,500,000
Price per warrant (in Dollars per share)															$ 1
IPO [Member]
Related Party Transactions (Details) [Line Items]
Investor purchasing percentage														100.00%	100.00%
Proposed public offering [Member]
Related Party Transactions (Details) [Line Items]
Other expenses						$ 300,000
Working capital aggregate															$ 250,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Description of stock split				the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Non-redemption shares (in Shares)								1,386,989
COS [Member]
Related Party Transactions (Details) [Line Items]
Services rendered									$ 12,500						$ 12,500
Founder Share [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment					$ 25,000
Price per share (in Dollars per share)					$ 0.003
Description of stock split				On March 5, 2021, the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares.
Aggregate of founder shares (in Shares)														1,625,000	1,625,000
Price per share (in Dollars per share)														$ 12	$ 12
Founder Share [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)				1,125,000
Founder Share [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.0001
Offering and formation costs in consideration (in Shares)					7,187,500
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)		381,250
Sponsor agreed to loan																$ 1,000,000
Kingstown [Member]
Related Party Transactions (Details) [Line Items]
Forward purchase shares (in Shares)											5,000,000
Agreement amount											$ 5,000,000
Kingstown [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)											$ 10
Forward purchase shares (in Shares)											5,000,000
Kingstown [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Agreement amount											$ 50,000,000